Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer equipment		$ 10,642	$ 10,270
Less: Accumulated depreciation and amortization		(6,968)	(5,074)
Net	3,223	3,674	5,196
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Computer equipment		2,854	2,481
Prototypes And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	2 years
Computer equipment		1,893	1,939
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	3 years
Computer equipment		651	571
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	5 years
Computer equipment		517	507
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Useful Life	Various
Computer equipment		4,713	4,713
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Computer equipment		$ 14	$ 59